Basis of Presentation and Summary of Significant Accounting Policies - Equity Method Investments (Details)	Dec. 31, 2018
TSYS de Mexico
Equity method investments
Equity method investment ownership (as a percent)	49.00%
China Union Pay Data Co., Ltd
Equity method investments
Equity method investment ownership (as a percent)	44.56%